Note 17 - Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income Before Taxes, Percent	24.00%	26.00%	31.00%
Effective Income Tax Rate Reconciliation, Percent	13.00%	5.00%	13.00%
Increase Decrease In Currentl Tax Expense Due To Nondectible Expenses	$ 1.7
Increase (Decrease) In Current Tax Expense Due to Estimate of Uncertain Tax Positions	0.7
Increase (Decrease) In Current Tax Expense Due To Income Tax of Previous Periods	0.5
Undistributed Earnings of Foreign Subsidiaries	188.6
Liability for Uncertainty in Income Taxes, Noncurrent	6.4
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	6.0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (0.3)